UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock Short Obligations Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Short Obligations Fund

Institutional Shares | BISOX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	2.50%	5.30%	2.56%	2.09%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
ICE BofA 6-Month U.S. Treasury Bill Index...
	2.54	5.27	2.61	1.94

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$1,190,646,096
Number of Portfolio Holdings...
257
Portfolio Turnover Rate...
41%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
34.4%
U.S. Treasury Obligations...
3.3
Asset-Backed Securities...
3.2
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.2
Short-Term Securities...
59.1
Liabilities in Excess of Other Assets...
(0.9)
Percent of Net Assets
1-7 days...
5.1%
8-14 days...
4.4
15-30 days...
10.1
31-60 days...
7.4
61-90 days...
8.4
91-120 days...
7.4
121-150 days...
8.6
>150 days...
48.6

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Institutional Shares | BISOX

Semi-Annual Shareholder Report — January 31, 2025

BISOX-01/25-SAR

BlackRock Short Obligations Fund

Investor A Shares | BASOX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	2.39%	4.95%	2.33%	1.84%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
ICE BofA 6-Month U.S. Treasury Bill Index...
	2.54	5.27	2.61	1.94

Average annual total returns reflect reductions for service fees.

Performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$1,190,646,096
Number of Portfolio Holdings...
257
Portfolio Turnover Rate...
41%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
34.4%
U.S. Treasury Obligations...
3.3
Asset-Backed Securities...
3.2
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.2
Short-Term Securities...
59.1
Liabilities in Excess of Other Assets...
(0.9)
Percent of Net Assets
1-7 days...
5.1%
8-14 days...
4.4
15-30 days...
10.1
31-60 days...
7.4
61-90 days...
8.4
91-120 days...
7.4
121-150 days...
8.6
>150 days...
48.6

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Investor A Shares | BASOX

Semi-Annual Shareholder Report — January 31, 2025

BASOX-01/25-SAR

BlackRock Short Obligations Fund

Class K Shares | BBSOX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	2.54%	5.37%	2.64%	2.16%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
ICE BofA 6-Month U.S. Treasury Bill Index...
	2.54	5.27	2.61	1.94

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$1,190,646,096
Number of Portfolio Holdings...
257
Portfolio Turnover Rate...
41%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
34.4%
U.S. Treasury Obligations...
3.3
Asset-Backed Securities...
3.2
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.2
Short-Term Securities...
59.1
Liabilities in Excess of Other Assets...
(0.9)
Percent of Net Assets
1-7 days...
5.1%
8-14 days...
4.4
15-30 days...
10.1
31-60 days...
7.4
61-90 days...
8.4
91-120 days...
7.4
121-150 days...
8.6
>150 days...
48.6

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Class K Shares | BBSOX

Semi-Annual Shareholder Report — January 31, 2025

BBSOX-01/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds
SM
BlackRock Short Obligations Fund

Table of Contents
Page

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 .. USD 5,000 $ 5,015,323
BMW Vehicle Lease Trust, Series 2024-1, Class
A2B, (SOFR 30 day Average at 0.00% Floor
+ 0.40%), 4.75%, 07/27/26
(a)
.......... 779 779,195
BMW Vehicle Owner Trust, Series 2024-A,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.34%), 4.69%, 02/25/27
(a)
...... 1,298 1,298,264
CarMax Auto Owner Trust
Series 2023-2, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.85%), 5.26%,
06/15/26
(a)
.................... 274 273,894
Series 2023-3, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.60%), 5.01%,
11/16/26
(a)
.................... 715 715,138
Series 2023-4, Class A2A, 6.08%, 12/15/26 1,013 1,016,392
Chase Issuance Trust, Series 2022-A1, Class A,
3.97%, 09/15/27 .................. 4,700 4,685,191
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 ..... 1,379 1,387,385
CNH Equipment Trust
Series 2023-A, Class A2, 5.34%, 09/15/26 . 322 322,540
Series 2024-B, Class A2A, 5.42%, 10/15/27 1,719 1,725,822
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.40% Floor + 0.40%), 4.81%,
10/15/27
(a)
.................... 1,501 1,501,779
Ford Credit Auto Lease Trust, Series 2024-B,
Class A2A, 5.18%, 02/15/27 .......... 856 858,764
Ford Credit Auto Owner Trust
Series 2024-A, Class A2A, 5.32%, 01/15/27 1,438 1,442,337
Series 2024-B, Class A2A, 5.40%, 04/15/27 1,895 1,903,823
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/26 . 714 714,320
Series 2024-1, Class A2, 5.36%, 09/15/26 . 1,979 1,983,618
Hyundai Auto Lease Securitization Trust
(b)
Series 2024-B, Class A2A, 5.51%, 10/15/26 2,518 2,527,976
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.45% Floor + 0.45%), 4.86%,
10/15/26
(a)
.................... 1,221 1,221,746
Hyundai Auto Receivables Trust, Series 2024-B,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.37%), 4.78%, 06/15/27
(a)
...... 1,667 1,668,102
Mercedes-Benz Auto Receivables Trust, Series
2023-2, Class A2, 5.92%, 11/16/26 ...... 695 696,537
Nissan Auto Receivables Owner Trust, Series
2023-A, Class A2B, (SOFR 30 day Average
at 0.00% Floor + 0.65%), 5.06%, 02/17/26
(a)
202 202,180
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/26 432 431,723
Series 2023-B, Class A2B, (SOFR 30 day
Average at 0.52% Floor + 0.52%), 4.93%,
05/15/26
(a)
.................... 411 410,728
Series 2024-A, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.35%), 4.76%,
12/15/26
(a)
.................... 2,434 2,434,223
Toyota Lease Owner Trust, Series 2024-A,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.40%), 4.77%, 07/20/26
(a) (b)
..... 702 701,746
USAA Auto Owner Trust, Series 2024-A, Class
A2, 5.25%, 03/15/27
(b)
.............. 1,907 1,912,201
Total Asset-Backed Securities — 3 .2%
(Cost: $ 37,766,634 ) ............................... 37,830,947
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.5%
General Dynamics Corp., 3.50%, 04/01/27 .. USD 1,970 $ 1,930,956
Lockheed Martin Corp., 4.95%, 10/15/25 ... 2,220 2,228,804
RTX Corp., 5.00%, 02/27/26 ........... 1,595 1,601,481
5,761,241
Automobiles — 2.0%
(b)
BMW U.S. Capital LLC, 4.65%, 08/13/26 ... 1,175 1,175,831
BMW US Capital LLC, (SOFR Index + 0.80%),
5.18%, 08/13/26
(a)
................ 2,770 2,784,930
Hyundai Capital America
5.45% , 06/24/26 .................. 2,005 2,020,596
5.25% , 01/08/27 .................. 2,625 2,642,666
(1-day SOFR at 0.00% Floor + 1.03%),
5.39% , 09/24/27
(a)
............... 2,965 2,973,156
Mercedes-Benz Finance North America LLC
5.38% , 08/01/25 .................. 3,330 3,342,055
4.90% , 01/09/26 .................. 3,150 3,159,623
4.88% , 07/31/26 .................. 2,840 2,848,136
Volkswagen Group of America Finance LLC,
(1-day SOFR + 0.83%), 5.20%, 03/20/26
(a)
. 3,140 3,141,858
24,088,851
Banks — 11.8%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................. 3,245 3,263,256
Bank of America Corp., 3.50%, 04/19/26 .... 6,380 6,300,438
Banque Federative du Credit Mutuel SA
(b)
4.94% , 01/26/26 .................. 4,800 4,818,385
5.09% , 01/23/27 .................. 3,140 3,151,939
BPCE SA
(b)
5.10% , 01/26/26 .................. 3,140 3,148,601
5.20% , 01/18/27 .................. 2,010 2,025,031
Citibank NA
4.93% , 08/06/26 .................. 4,420 4,443,034
(1-day SOFR + 0.71%), 5.09% , 11/19/27
(a)
8,450 8,462,641
Citigroup, Inc., (1-day SOFR + 2.84%), 3.11%,
04/08/26
(a)
..................... 2,430 2,422,638
Commonwealth Bank of Australia, (1-day SOFR
at 0.00% Floor + 0.46%), 4.84%, 11/27/26
(a) (b)
2,770 2,773,343
Cooperatieve Rabobank UA, 4.88%, 01/21/28 5,610 5,660,990
JPMorgan Chase & Co., (1-day SOFR +
1.85%), 2.08%, 04/22/26
(a)
........... 14,370 14,286,029
KeyBank NA, 4.15%, 08/08/25 .......... 2,050 2,042,724
Mitsubishi UFJ Financial Group, Inc.
1.41% , 07/17/25 .................. 6,310 6,221,438
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72% ,
02/20/26
(a)
.................... 3,600 3,601,502
Morgan Stanley Bank NA, (1-day SOFR +
0.69%), 5.04%, 10/15/27
(a)
........... 8,770 8,779,822
National Australia Bank Ltd.
5.20% , 05/13/25 .................. 3,140 3,145,819
4.75% , 12/10/25 .................. 2,160 2,165,655
(1-day SOFR + 0.55%), 4.90% , 01/29/26
(a) (b)
5,150 5,160,338
National Securities Clearing Corp., 5.15%,
05/30/25
(b)
..................... 1,230 1,232,421
Nordea Bank Abp
(b)
3.60% , 06/06/25 .................. 4,425 4,409,503
4.75% , 09/22/25 .................. 6,100 6,108,403
5.00% , 03/19/27 .................. 3,150 3,175,561
PNC Bank NA, (1-day SOFR + 0.50%), 4.86%,
01/15/27
(a)
..................... 2,765 2,767,605
Societe Generale SA, 4.35%, 06/13/25
(b)
.... 5,000 4,991,430
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 4,800 4,839,341

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Sumitomo Mitsui Trust Bank Ltd., 4.45%,
09/10/27
(b)
..................... USD 2,770 $ 2,751,691
Svenska Handelsbanken AB, 3.65%, 06/10/25
(b)
6,600 6,578,691
Wells Fargo & Co.
(a)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ..................... 2,010 2,010,890
(1-day SOFR + 0.78%), 5.13% , 01/24/28 . 2,980 2,983,031
Wells Fargo Bank NA
5.55% , 08/01/25 .................. 3,340 3,354,666
4.81% , 01/15/26 .................. 3,150 3,160,925
140,237,781
Broadline Retail — 0.5%
eBay, Inc., 5.90%, 11/22/25 ............ 5,500 5,549,316
Capital Markets — 2.3%
Bank of New York Mellon (The), (1-day SOFR +
0.45%), 4.83%, 03/13/26
(a)
........... 2,220 2,220,426
Deutsche Bank AG, 4.16%, 05/13/25 ...... 3,900 3,893,416
Goldman Sachs Bank USA
(a)
(1-day SOFR + 0.77%), 5.14% , 03/18/27 . 3,150 3,155,178
(1-day SOFR + 0.78%), 5.28% , 03/18/27 . 3,150 3,169,879
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
.... 1,990 2,019,787
Morgan Stanley, 3.63%, 01/20/27 ........ 9,000 8,849,668
State Street Bank & Trust Co., (1-day SOFR +
0.46%), 4.84%, 11/25/26
(a)
........... 1,135 1,136,587
UBS AG, (1-day SOFR + 0.72%), 4.86%,
01/10/28
(a)
..................... 3,420 3,431,119
27,876,060
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 4.95%, 07/03/27 .. 2,155 2,178,114
Consumer Finance — 3.9%
American Express Co., (1-day SOFR + 0.75%),
5.10%, 04/23/27
(a)
................ 3,050 3,057,170
American Honda Finance Corp.
(a)
(1-day SOFR at 0.00% Floor + 0.60%),
4.99% , 08/14/25 ................ 3,130 3,134,954
(1-day SOFR at 0.00% Floor + 0.50%),
4.85% , 01/12/26 ................ 3,010 3,011,481
(1-day SOFR + 0.55%), 4.94% , 05/21/26 . 2,200 2,201,313
(SOFR Index + 0.72%), 5.07% , 10/05/26 . 2,000 2,005,058
Caterpillar Financial Services Corp.
4.50% , 01/07/27 .................. 2,780 2,786,964
(1-day SOFR + 0.38%), 4.77% , 01/07/27
(a)
2,155 2,156,054
Hyundai Capital Services, Inc., 5.25%,
01/22/28
(b)
..................... 5,790 5,823,402
John Deere Capital Corp.
3.40% , 06/06/25 .................. 4,310 4,294,072
4.50% , 01/08/27 .................. 2,780 2,786,861
4.20% , 07/15/27 .................. 1,165 1,157,945
Toyota Motor Credit Corp.
Series B , (1-day SOFR + 0.35%), 4.70% ,
09/17/25
(a) (b)
................... 8,470 8,472,571
(SOFR Index + 0.45%), 4.81% , 04/10/26
(a)
2,950 2,953,838
5.20% , 05/15/26 .................. 2,975 3,002,331
46,844,014
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc., 3.90%, 09/09/25 ......... 7,000 6,980,339
Electric Utilities — 1.2%
Florida Power & Light Co., 4.45%, 05/15/26 .. 1,915 1,917,275
NextEra Energy Capital Holdings, Inc.
6.05% , 03/01/25 .................. 915 915,878
5.75% , 09/01/25 .................. 2,905 2,920,370
(SOFR Index + 0.76%), 5.11% , 01/29/26
(a)
3,130 3,141,578
4.85% , 02/04/28 .................. 2,235 2,235,530
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Wisconsin Public Service Corp., 5.35%,
11/10/25 ...................... USD 2,720 $ 2,736,099
13,866,730
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
4.75% , 03/30/26 .................. 750 750,617
5.05% , 04/05/27 .................. 2,755 2,778,270
3,528,887
Entertainment — 0.5%
TWDC Enterprises 18 Corp., 2.95%, 06/15/27 6,040 5,842,546
Financial Services — 1.7%
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 3,030 3,062,112
Nationwide Building Society, 1.50%, 10/13/26
(b)
8,900 8,450,036
Siemens Financieringsmaatschappij NV, 6.13%,
08/17/26
(b)
..................... 8,750 8,974,074
20,486,222
Food Products — 0.9%
(b)
Cargill, Inc., 4.88%, 10/10/25 ........... 5,185 5,194,382
Nestle Holdings, Inc., 4.00%, 09/12/25 ..... 6,200 6,184,557
11,378,939
Health Care Equipment & Supplies — 0.5%
Stryker Corp., 4.55%, 02/10/27 ......... 5,935 5,932,112
Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 4.75%, 07/15/26 .. 850 853,925
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., 4.85%, 02/08/27 ........ 3,130 3,145,245
Insurance — 3.8%
(b)
Athene Global Funding, (SOFR Index + 0.75%),
5.11%, 07/16/26
(a)
................ 3,810 3,811,687
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,233,805
New York Life Global Funding
(1-day SOFR + 0.70%), 5.08% , 06/13/25
(a)
3,700 3,705,816
3.60% , 08/05/25 .................. 6,200 6,171,797
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ...................... 6,400 6,387,631
Pacific Life Global Funding II
(a)
(SOFR Index at 0.00% Floor + 0.86%),
5.22% , 06/16/25 ................ 3,515 3,522,168
(1-day SOFR + 0.60%), 4.94% , 01/27/28 . 5,000 5,012,967
Principal Life Global Funding II, 4.60%,
08/19/27 ...................... 2,910 2,903,047
Protective Life Global Funding
(1-day SOFR + 0.50%), 4.84% , 07/22/26
(a)
8,460 8,462,712
4.99% , 01/12/27 .................. 3,150 3,165,019
45,376,649
IT Services — 0.2%
Accenture Capital, Inc., 3.90%, 10/04/27 .... 2,015 1,989,795
Machinery — 0.3%
Daimler Truck Finance North America LLC
(b)
5.00% , 01/15/27 .................. 2,260 2,267,281
4.95% , 01/13/28 .................. 1,775 1,780,308
4,047,589
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 4.05%,
04/15/25 ...................... 1,000 998,586
WEC Energy Group, Inc., 5.00%, 09/27/25 .. 2,560 2,565,087
3,563,673

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.
(1-day SOFR at 0.00% Floor + 0.49%),
4.88% , 02/20/26
(a)
............... USD 2,055 $ 2,061,490
4.95% , 02/20/26 .................. 4,495 4,517,959
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/25 .................. 7,600 7,603,294
4.45% , 05/19/26 .................. 5,302 5,301,062
19,483,805
Specialty Retail — 0.9%
Home Depot, Inc. (The)
4.00% , 09/15/25 .................. 1,910 1,906,086
5.15% , 06/25/26 .................. 2,900 2,929,311
Lowe's Cos., Inc.
4.40% , 09/08/25 .................. 4,150 4,145,973
4.80% , 04/01/26 .................. 1,760 1,763,593
10,744,963
Total Corporate Bonds — 34 .4%
(Cost: $ 408,876,101 ) .............................. 409,756,796
Foreign Agency Obligations
Australia — 0.5%
NBN Co. Ltd. , 4.00%
,
10/01/27
(b)
......... 5,925 5,827,658
Canada — 0.2%
CDP Financial, Inc. , 4.50%
,
02/13/26
(b)
..... 2,523 2,524,315
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 8,435,986 ) ............................... 8,351,973
Municipal Bonds
Illinois — 0 .1%
State of Illinois , Series 2023A , GO ,
5.25% , 05/01/25 .................. 1,485 1,487,193
Other — 0 .1%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2020-11 , RB , VRDN ( Barclays Bank plc
LOC ) , 4.65% , 02/06/25
(b) (c) (d)
.......... 1,120 1,120,000
Total Municipal Bonds — 0 .2%
(Cost: $ 2,605,000 ) ............................... 2,607,193
U.S. Treasury Obligations
U.S. Treasury Notes
4.75% , 07/31/25 .................. 6,220 6,233,849
5.00% , 08/31/25 - 09/30/25 ........... 6,020 6,044,166
4.88% , 11/30/25 .................. 3,080 3,094,462
1.63% , 02/15/26 .................. 2,580 2,511,731
3.75% , 08/31/26 .................. 5,815 5,774,113
3.50% , 09/30/26 .................. 2,930 2,897,038
4.13% , 10/31/26 .................. 13,355 13,334,654
Total U.S. Treasury Obligations — 3 .3%
(Cost: $ 39,803,996 ) ............................... 39,890,013
Total Long-Term Investments — 41.8%
(Cost: $ 497,487,717 ) .............................. 498,436,922
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Certificates of Deposit — 13.1%
Domestic — 1.6%
(a)
Bank of America NA , (1-day SOFR + 0.27%),
4.65% , 02/14/25 .................. USD 3,000 $ 3,000,197
Citibank NA , (1-day SOFR at 0.00% Floor +
0.34%), 4.69% , 09/19/25 ............. 6,000 6,003,513
HSBC Bank USA NA , (1-day SOFR + 0.30%),
4.66% , 02/20/25 .................. 10,000 10,000,610
19,004,320
Yankee — 11.5%
(e)
Bank of Montreal, Chicago
5.50% , 06/11/25 .................. 9,000 9,029,103
(1-day SOFR + 0.40%), 4.76% , 11/17/25
(a)
. 5,610 5,614,713
Canadian Imperial Bank of Commerce, New
York
(1-day SOFR + 0.35%), 4.71% , 09/23/25
(a)
. 7,500 7,505,617
4.50% , 10/09/25 .................. 5,900 5,900,274
(1-day SOFR + 0.30%), 4.65% , 02/09/26
(a)
. 7,090 7,086,850
Cooperatieve Rabobank UA, New York ,
5.30% , 03/05/25 .................. 5,500 5,503,587
Credit Agricole Corporate & Investment Bank
SA, New York
5.50% , 06/02/25 .................. 3,840 3,852,443
(1-day SOFR + 0.28%), 4.64% , 06/13/25
(a)
. 8,700 8,704,715
(1-day SOFR + 0.29%), 4.65% , 06/20/25
(a)
. 5,000 5,002,829
4.40% , 10/07/25 .................. 3,000 2,998,231
Credit Industriel et Commercial, New York ,
5.55% , 04/14/25 .................. 10,070 10,090,334
Lloyds Bank Corporate Markets plc, New York ,
5.10% , 07/25/25 .................. 4,750 4,762,738
Mizuho Bank Ltd., New York , 4.61% , 01/14/26 6,500 6,506,239
MUFG Bank Ltd., New York , (1-day SOFR +
0.24%), 4.59% , 02/20/25
(a)
........... 10,100 10,100,791
Natixis SA, New York , 5.55% , 05/30/25 ..... 9,000 9,028,544
Royal Bank of Canada, New York ,
4.50% , 10/07/25 .................. 8,840 8,840,577
Standard Chartered Bank, New York ,
4.50% , 09/08/25 .................. 5,000 4,999,430
Sumitomo Mitsui Banking Corp., New York
(1-day SOFR + 0.23%), 4.59% , 05/12/25
(a)
. 4,300 4,300,046
4.54% , 06/09/25 .................. 8,190 8,191,511
Svenska Handelsbanken AB, New York ,
(1-day SOFR at 0.00% Floor + 0.20%),
4.55% , 04/11/25
(a)
................. 8,420 8,421,250
136,439,822
Total Certificates of Deposit — 13 .1%
(Cost: $ 155,309,924 ) .............................. 155,444,142
Commercial Paper — 37.2%
Alinghi Funding Co. LLC , 4.62%
,
04/16/25
(b) (f)
. 7,260 7,194,032
American Electric Power Co., Inc. , 4.55%
,
03/03/25
(b) (f)
...................... 6,750 6,723,607
American Honda Finance Corp.
(f)
4.71% , 02/10/25 .................. 10,330 10,317,159
4.67% , 05/22/25 .................. 3,000 2,957,765
Aquitaine Funding Co. LLC , 4.49%
,
04/14/25
(b)
14,250 14,121,790
AT&T, Inc. , 4.58%
,
02/27/25
(b) (f)
........... 14,250 14,201,657
Australia & New Zealand Banking Group Ltd.
(b)
(1-day SOFR + 0.26%), 4.62% , 04/22/25
(a)
5,500 5,501,395
5.24% , 06/26/25 .................. 9,000 8,843,829
Bank of Montreal , (1-day SOFR + 0.38%),
4.76%
,
09/11/25
(a) (b)
................ 10,000 10,005,301

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Bell Canada Holdings, Inc.
(b)
4.56% , 02/10/25 .................. USD 10,000 $ 9,987,691
4.54% , 02/21/25
(f)
................. 7,500 7,480,593
4.53% , 02/25/25 .................. 6,000 5,981,509
BofA Securities, Inc.
(b)(f)
5.35% , 06/06/25 .................. 5,250 5,168,782
5.25% , 06/17/25 .................. 4,000 3,932,718
Broadcom, Inc. , 4.59%
,
02/26/25
(b)
........ 5,250 5,231,965
Brookfield Renewable Partners LP
(b)(f)
4.70% , 02/05/25 .................. 2,750 2,748,290
4.70% , 02/07/25 .................. 4,000 3,996,516
CDP Financial, Inc.
(b)(f)
4.94% , 02/03/25 .................. 6,940 6,937,505
5.14% , 07/07/25 .................. 6,000 5,886,114
Concord Minutemen Capital Co. LLC , (1-day
SOFR + 0.29%), 4.65%
,
03/10/25
(a) (b)
.... 8,000 8,001,144
Danske Bank A/S , 4.53%
,
01/15/26
(b)
...... 7,000 6,706,037
Enbridge US, Inc.
(b)
4.65% , 02/06/25
(f)
................. 15,860 15,848,162
4.58% , 02/19/25 .................. 6,500 6,484,522
European Investment Bank , 4.99%
,
04/17/25 . 11,750 11,643,095
Evergy Kansas Central, Inc. , 4.45%
,
02/03/25
(b) (f)
...................... 2,500 2,499,068
Extra Space Storage LP
(b)
4.55% , 02/20/25
(f)
................. 10,000 9,974,430
4.57% , 02/27/25 .................. 6,000 5,979,200
4.57% , 03/06/25 .................. 4,185 4,166,689
HSBC USA, Inc.
(b)(f)
5.44% , 02/14/25 .................. 3,320 3,314,367
5.62% , 06/06/25 .................. 2,445 2,406,577
Hyundai Capital America , 4.68%
,
02/07/25
(b) (f)
. 9,140 9,132,038
ING US Funding LLC , 4.43%
,
10/07/25
(b)
.... 5,000 4,851,499
Keurig Dr Pepper, Inc.
(b)(f)
4.54% , 02/03/25 .................. 8,750 8,746,738
4.62% , 04/16/25 .................. 11,590 11,480,257
Macquarie Bank Ltd.
(b)
5.05% , 02/18/25 .................. 6,510 6,495,729
(1-day SOFR + 0.40%), 4.75% , 06/24/25
(a)
8,050 8,056,481
4.47% , 12/09/25
(f)
................. 2,860 2,752,381
4.61% , 01/13/26 .................. 3,110 2,980,429
Marriott International, Inc. , 4.63%
,
02/10/25
(b) (f)
1,250 1,248,411
Microchip Technology, Inc. , 4.53%
,
02/21/25
(b)
4,500 4,487,917
National Australia Bank Ltd. , (1-day SOFR +
0.25%), 4.61%
,
02/18/25
(a) (b)
.......... 12,000 12,000,971
National Bank of Canada
(b)(f)
5.34% , 04/30/25 .................. 8,000 7,913,775
5.34% , 05/23/25 .................. 5,680 5,602,954
4.50% , 01/16/26 .................. 9,330 8,942,520
Norfina Ltd. , 4.53%
,
03/10/25
(b) (f)
.......... 4,750 4,728,277
NRW Bank , 4.56%
,
03/17/25
(b) (f)
.......... 6,000 5,967,900
Nutrien Ltd.
(b)(f)
4.59% , 02/11/25 .................. 1,250 1,248,270
4.61% , 02/18/25 .................. 3,250 3,242,617
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
4.59% , 02/19/25 .................. USD 5,250 $ 5,237,405
4.57% , 03/03/25 .................. 3,250 3,237,209
Paradelle Funding LLC
(b)
5.30% , 06/06/25 .................. 12,530 12,338,985
4.08% , 09/24/25 .................. 6,770 6,577,800
PPG Industries, Inc.
(f)
4.60% , 02/07/25 .................. 2,250 2,248,040
4.61% , 02/11/25 .................. 3,250 3,245,543
Province of Quebec Canada , 4.56%
,
03/04/25
(b)
5,000 4,980,926
Queensland Treasury Corp. , 4.56%
,
03/18/25
(f)
4,250 4,226,555
Ridgefield Funding Co. LLC , 4.59%
,
03/21/25
(b) (f)
...................... 5,000 4,970,222
Ryder System, Inc.
(f)
4.63% , 02/07/25 .................. 3,000 2,997,387
4.51% , 02/25/25 .................. 4,250 4,236,638
Spire, Inc.
(b)(f)
4.58% , 02/05/25 .................. 2,750 2,748,290
4.59% , 02/11/25 .................. 2,750 2,746,227
4.56% , 02/12/25 .................. 5,250 5,242,137
4.58% , 02/18/25 .................. 4,000 3,990,982
4.60% , 03/05/25 .................. 4,000 3,983,346
4.58% , 03/07/25 .................. 3,000 2,986,748
Swedbank AB , (1-day SOFR + 0.34%), 4.69%
,
10/01/25
(a) (b)
..................... 5,800 5,805,295
Toyota Industries Commercial Finance, Inc. ,
4.49%
,
03/19/25
(b)
................. 3,500 3,480,071
Verto Capital I , 4.76%
,
02/12/25
(b)
......... 2,765 2,760,980
Volkswagen Financial Services
(b)(f)
4.56% , 02/11/25 .................. 2,000 1,997,256
4.56% , 02/12/25 .................. 4,500 4,493,260
4.59% , 02/25/25 .................. 4,750 4,735,067
4.57% , 03/03/25 .................. 5,750 5,727,517
4.59% , 03/12/25 .................. 2,500 2,487,370
Vulcan Materials Co. , 4.55%
,
02/13/25
(b) (f)
... 2,750 2,745,523
Western Union Co. (The) , 4.48%
,
02/03/25
(b) (f)
2,000 1,999,253
Westpac Securities NZ Ltd. , 4.43%
,
10/30/25
(b)
6,500 6,286,553
Total Commercial Paper — 37 .2%
(Cost: $ 442,488,003 ) .............................. 442,633,258
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.26%
(g) (h)
.................. 209,656 209,656
Total Money Market Funds — 0.0%
(Cost: $ 209,656 ) ................................. 209,656
Total Repurchase Agreements — 8 .8%
(Cost: $ 105,000,000 ) .............................. 105,000,000
Total Short-Term Securities — 59.1%
(Cost: $ 703,007,583 ) .............................. 703,287,056
Total Investments — 100 .9%
(Cost: $ 1,200,495,300 ) ............................ 1,201,723,978
Liabilities in Excess of Other Assets — (0.9) % ............. (11,077,882)
Net Assets — 100.0% ...............................
$ 1,190,646,096
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Short Obligations Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ — $ 209,656
(a)
$ — $ — $ — $ 209,656 209,656 $ 10,304 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Short Obligations Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .62%
(a)
01/31/25 03/10/25 $ 12,250 $ 12,250,000 $ 12,309,739
Corporate/Debt
Obligations, 0.83% to
6.56%, due 04/19/38 to
03/25/69 ......... $ 19,141,977 $ 13,107,501
4 .83
(a)
01/31/25 05/09/25 4,000 4,000,000 4,052,593
Corporate/Debt
Obligations, 3.63% to
6.63%, due 04/08/29 to
07/15/32 ......... 4,753,000 4,400,011
– –
$ 16,250,000 $ 17,507,512
– –
BNP Paribas SA .... 4 .73
(a)
01/31/25 05/09/25 8,250 8,250,000 8,356,228
Corporate/Debt
Obligations, 5.95% to
10.00%, due 06/30/27
to 04/01/32 ....... 10,553,394 9,481,412
– –
Citigroup Global Markets,
Inc. ........... 4 .67
(a)
01/31/25 04/06/25 16,000 16,000,000 16,134,911
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.01% to
7.24%, due 04/18/28 to
08/25/64 ......... 546,755,197 17,120,834
4 .69
(a)
01/31/25 05/06/25 6,000 6,000,000 6,074,258
Corporate/Debt
Obligations, 0.51% to
1.81%, due 03/25/52 to
12/25/57 ......... 973,849,745 6,429,641
– –
$ 22,000,000 $ 23,550,475
– –
Deutsche Bank
Securities, Inc. ... 4 .78
(a)
01/31/25 04/09/25 3,500 3,500,000 3,531,601
Corporate/Debt
Obligations, 4.90% to
11.86%, due 04/20/27
to 07/28/46 ....... 134,691,712 4,375,000
– –
Goldman Sachs & Co.
LLC ........... 4 .88
(a)
01/31/25 09/06/25 20,000 20,000,000 20,591,022
Corporate/Debt
Obligations, 0.00% to
10.00%, due 07/21/26
to 12/31/79 ....... 765,560,069 21,665,623
– –
Mizuho Securities USA
LLC ........... 4 .78
(a)
01/31/25 03/10/25 3,500 3,500,000 3,517,660
Corporate/Debt
Obligations, 5.00% to
5.28%, due 05/17/32 to
06/20/47 ......... 3,778,000 3,745,484
4 .88
(a)
01/31/25 05/05/25 19,000 19,000,000 19,242,102
Corporate/Debt
Obligations, 5.71% to
6.26%, due 07/20/29 to
06/20/48 ......... 21,797,938 20,330,000
– –
$ 22,500,000 $ 24,075,484
– –
Wells Fargo Securities
LLC ........... 4 .78
(a)
01/31/25 05/14/25 12,500 12,500,000 12,670,952
Corporate/Debt
Obligations, 1.61% to
6.75%, due 03/01/26 to
04/01/52 ......... 15,510,000 13,375,080
– –
$ 105,000,000 $ 114,030,586
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Short Obligations Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 37,830,947 $ — $ 37,830,947
Corporate Bonds ........................................ — 409,756,796 — 409,756,796
Foreign Agency Obligations ................................. — 8,351,973 — 8,351,973
Municipal Bonds ......................................... — 2,607,193 — 2,607,193
U.S. Treasury Obligations ................................... — 39,890,013 — 39,890,013
Short-Term Securities
Certificates of Deposit ..................................... — 155,444,142 — 155,444,142
Commercial Paper ....................................... — 442,633,258 — 442,633,258
Money Market Funds ...................................... 209,656 — — 209,656
Repurchase Agreements ................................... — 105,000,000 — 105,000,000
$ 209,656 $ 1,201,514,322 $ — $ 1,201,723,978

Statement of Assets and Liabilities
(unaudited)
January 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Short
Obligations
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,096,514,322
Investments, at value — affiliated
(b)
.......................................................................................... 209,656
Cash ............................................................................................................. 13,288
Repurchase agreements, at value
(c)
......................................................................................... 105,000,000
Receivables: –
Capital shares sold ................................................................................................... 1,818,681
Dividends — affiliated ................................................................................................. 2,682
Interest — unaffiliated ................................................................................................. 6,805,789
From the Manager ................................................................................................... 71
Prepaid e xpenses ..................................................................................................... 69,316
Total a ssets .........................................................................................................
1,210,433,805
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 15,255,007
Administration fees ................................................................................................... 56,093
Capital shares redeemed ............................................................................................... 3,786,610
Income dividend distributions ............................................................................................ 4,031
Interest expense .................................................................................................... 1,327
Investment advisory fees .............................................................................................. 130,435
Trustees' and Officer's fees ............................................................................................. 5,653
Other affiliate fees ................................................................................................... 5,362
Professional fees .................................................................................................... 32,123
Service fees ....................................................................................................... 107,564
Other accrued expenses ............................................................................................... 403,504
Total li abilities ........................................................................................................
19,787,709
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,190,646,096
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,201,486,495
Accumulated loss ..................................................................................................... (10,840,399)
NET ASSETS ........................................................................................................
$ 1,190,646,096
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,095,285,644
(b)
  Investments, at cost — affiliated ................................................................................... $ 209,656
(c)
  Repurchase agreements, at cost .................................................................................. $ 105,000,000

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 691,631,840
Shares outstanding ...................................................................................................
68,638,576
Net asset value .....................................................................................................
$ 10.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 484,001,205
Shares outstanding ...................................................................................................
48,063,831
Net asset value .....................................................................................................
$ 10.07
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 15,013,051
Shares outstanding ...................................................................................................
1,488,308
Net asset value .....................................................................................................
$ 10.09
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)
Six Months Ended January 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Short
Obligations
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 10,304
Interest — unaffiliated ................................................................................................. 28,574,361
Total investment income .................................................................................................
28,584,665
EXPENSES
Investment advisory .................................................................................................. 1,425,030
Service — class specific ............................................................................................... 610,564
Transfer agent — class specific .......................................................................................... 265,045
Administration ..................................................................................................... 233,689
Administration — class specific .......................................................................................... 114,552
Professional ....................................................................................................... 45,091
Registration ....................................................................................................... 40,821
Printing and postage ................................................................................................. 20,684
Accounting services .................................................................................................. 20,197
Custodian ......................................................................................................... 11,600
Trustees and Officer .................................................................................................. 5,598
Miscellaneous ...................................................................................................... 19,956
Total expenses excluding interest expense .....................................................................................
2,812,827
Interest expense .................................................................................................... 9,848
Total expenses .......................................................................................................
2,822,675
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (19,394)
Fees waived and/or reimbursed by the Manager ............................................................................... (671,402)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (671)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,131,208
Net investment income ..................................................................................................
26,453,457
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,262,945
Net realized gain from investments ........................................................................................ 41,812
Net change in unrealized appreciation on investments ........................................................................... 1,221,133
Net realized and unrealized gain ...........................................................................................
1,262,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 27,716,402

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Short Obligations Fund
Six Months Ended
01/31/25 (unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 26,453,457  $ 59,495,912
Net realized gain (loss) .............................................................................. 41,812  (3,088,547)
Net change in unrealized appreciation (depreciation) .......................................................... 1,221,133  10,957,551
Net increase in net assets resulting from operations ............................................................. 27,716,402  67,364,916
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (15,127,199) (32,968,051)
Investor A ...................................................................................... (10,966,634) (25,448,746)
Class K ....................................................................................... (359,228) (1,072,242)
Decrease in net assets resulting from distributions to shareholders ................................................... (26,453,061) (59,489,039)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 56,118,673  (210,284,191)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 57,382,014  (202,408,314)
Beginning of period .................................................................................. 1,133,264,082  1,335,672,396
End of period ......................................................................................
$ 1,190,646,096  $ 1,133,264,082
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Short Obligations Fund
Institutional
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ............
$ 10.07  $ 10.00  $ 9.95  $ 10.05  $ 10.07  $ 10.02
Net investment income
(a)
....................
0 .24  0 .50  0 .32  0 .04  0 .04  0 .17
Net realized and unrealized gain (loss) ...........
0 .01  0 .07  0 .07  ( 0 .09 ) ( 0 .02 ) 0 .06
Net increase (decrease) from investment operations ... 0.25  0.57  0.39  (0.05) 0.02  0.23
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .24 ) ( 0 .50 ) ( 0 .34 ) ( 0 .05 ) ( 0 .04 ) ( 0 .18 )
From net realized gain ...................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ........................... (0.24) (0.50) (0.34) (0.05) (0.04) (0.18)
Net asset value, end of period ................. $ 10.08  $ 10.07  $ 10.00  $ 9.95  $ 10.05  $ 10.07
Total Return
(d)
Based on net asset value ..................... 2.50%
(e)
5.80% 3.96% (0.51)% 0.20% 2.28%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.39%
(g)
0.39% 0.38% 0.36% 0.36% 0.43%
Total expenses after fees waived and/or reimbursed ...
0.28%
(g)
0.27% 0.28% 0.26% 0.26% 0.30%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.27%
(g)
0.27% 0.28% 0.26% 0.26% 0.30%
Net investment income ......................
4.71%
(g)
4.96% 3.22% 0.45% 0.39% 1.69%
Supplemental Data
Net assets, end of period (000) ................. $ 691,632  $ 620,183  $ 700,104  $ 1,382,186  $ 2,037,769  $ 1,951,914
Portfolio turnover rate ........................ 41% 34% 18% 36% 67% 40%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Short Obligations Fund
Investor A
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ............
$ 10.06  $ 9.99  $ 9.94  $ 10.05  $ 10.06  $ 10.01
Net investment income
(a)
....................
0 .23  0 .47  0 .30  0 .02  0 .02  0 .15
Net realized and unrealized gain (loss) ...........
0 .01  0 .07  0 .07  ( 0 .11 ) ( 0 .01 ) 0 .06
Net increase (decrease) from investment operations ... 0.24  0.54  0.37  (0.09) 0.01  0.21
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .23 ) ( 0 .47 ) ( 0 .32 ) ( 0 .02 ) ( 0 .02 ) ( 0 .16 )
From net realized gain ...................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ........................... (0.23) (0.47) (0.32) (0.02) (0.02) (0.16)
Net asset value, end of period ................. $ 10.07  $ 10.06  $ 9.99  $ 9.94  $ 10.05  $ 10.06
Total Return
(d)
Based on net asset value ..................... 2.39%
(e)
5.56% 3.73% (0.85)% 0.06% 2.08%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.63%
(g)
0.63% 0.62% 0.61% 0.61% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.49%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.49%
Net investment income ......................
4.49%
(g)
4.73% 3.03% 0.19% 0.16% 1.47%
Supplemental Data
Net assets, end of period (000) ................. $ 484,001  $ 495,953  $ 605,942  $ 1,029,382  $ 2,008,368  $ 2,585,292
Portfolio turnover rate ........................ 41% 34% 18% 36% 67% 40%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Short Obligations Fund
Class K
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ...........
$ 10.08  $ 10.01  $ 9.96  $ 10.07  $ 10.08  $ 10.04
Net investment income
(a)
...................
0 .24  0 .50  0 .33  0 .04  0 .04  0 .18
Net realized and unrealized gain (loss) ..........
0 .01  0 .07  0 .07  ( 0 .10 ) ( 0 .00 )
(b)
0 .05
Net increase (decrease) from investment operations .. 0.25  0.57  0.40  (0.06) 0.04  0.23
Distributions
(c)
– – – – – –
From net investment income ................ ( 0 .24 ) ( 0 .50 ) ( 0 .35 ) ( 0 .05 ) ( 0 .05 ) ( 0 .19 )
From net realized gain ..................... —  —  —  —  —  ( 0 .00 )
(b)
Total distributions .......................... (0.24) (0.50) (0.35) (0.05) (0.05) (0.19)
Net asset value, end of period ................ $ 10.09  $ 10.08  $ 10.01  $ 9.96  $ 10.07  $ 10.08
Total Return
(d)
Based on net asset value .................... 2.54%
(e)
5.88% 4.04% (0.55)% 0.36% 2.28%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.35%
(g)
0.35% 0.33% 0.32% 0.31% 0.33%
Total expenses after fees waived and/or reimbursed ..
0.20%
(g)
0.20% 0.20% 0.20% 0.20% 0.20%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.20%
(g)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income .....................
4.81%
(g)
5.02% 3.27% 0.39% 0.41% 1.84%
Supplemental Data
Net assets, end of period (000) ................ $ 15,013  $ 17,128  $ 29,627  $ 54,203  $ 537,512  $ 123,417
Portfolio turnover rate ....................... 41% 34% 18% 36% 67% 40%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors, LLC (the
“Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Class K Shares ............................................. No No None

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2025, the class specific service fees borne directly by Investor A Shares of the Fund were $610,564.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months  ended  January 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.25%
$1 billion - $3 billion ..................................................................................................... 0.24
$3 billion - $5 billion ..................................................................................................... 0.23
$5 billion - $10 billion .................................................................................................... 0.22
Greater than $10 billion ................................................................................................... 0.21
Share Class Service Fees
Investor A .............................................................................................................. 0 .25%
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Class K Total
Administration fees - class specific ....................................................... $ 64,213 $ 48,845 $ 1,494 $ 114,552

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2025 , the amount waived was $ 115 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the six months ended January 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $671,287 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
 In addition, these amounts waived and/or reimbursed by the Manager are included in the Statement of Operations. For the six months ended January 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
Institutional Investor A Total
Reimbursed Amount .............................................................................. $ 408 $ 3,801 $ 4,209
Institutional Investor A Class K Total
Transfer agent fees - class specific ....................................................... $ 172,750 $ 91,825 $ 470 $ 265,045
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0 .35% 0 .30%
Investor A ................................................................................................. 0 .60 0 .50
Class K .................................................................................................. 0 .30 0 .20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through June 30, 2026, unless approved by the Board, including a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Investor A ..................................................................................... $ 17,900 $ 201
Class K ...................................................................................... 1,494 470
$ 19,394 $ 671

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
6. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of July 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $12,226,269.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting
U.S. Government Securities Other Securities
Fund Name Purchases Purchases Sales
BlackRock Short Obligations Fund .......................................... $ 21,992,479 $ 184,885,986 $ 200,479,698
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 1,200,495,300 $ 1,822,794 $ (594,116) $ 1,228,678

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the
financials sector may be adversely impacted by many
factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Banks ............................................................................................................. 28 .1%
Financial Services ..................................................................................................... 17 .6
Consumer Finance ..................................................................................................... 11 .9
Insurance ........................................................................................................... 9 .1
Capital Markets ....................................................................................................... 6 .1
Other
(a)
............................................................................................................. 27 .2
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management's evaluation of the impact of all subsequent events on the Fund's financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective March 3, 2025, the Interfund Lending Program was discontinued.
Six Months Ended
01/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Short Obligations Fund
Institutional
Shares sold .............................................
27,665,356 $ 278,813,350 36,753,901 $ 368,803,781
Shares issued in reinvestment of distributions ........................
1,499,644 15,114,301 3,281,907 32,938,211
Shares redeemed .........................................
(22,143,251) (223,154,319) (48,436,928) (485,868,813)
7,021,749 $ 70,773,332 (8,401,120) $ (84,126,821)
Investor A
Shares sold .............................................
6,196,831 $ 62,410,805 12,761,179 $ 127,989,306
Shares issued in reinvestment of distributions ........................
1,087,385 10,951,824 2,531,841 25,393,681
Shares redeemed .........................................
(8,527,003) (85,881,584) (26,626,421) (266,901,109)
(1,242,787) $ (12,518,955) (11,333,401) $ (113,518,122)
Class K
Shares sold .............................................
236,040 $ 2,379,514 215,131 $ 2,159,161
Shares issued in reinvestment of distributions ........................
31,589 318,731 74,494 748,430
Shares redeemed .........................................
(479,069) (4,833,949) (1,549,227) (15,546,839)
(211,440) $ (2,135,704) (1,259,602) $ (12,639,248)
5,567,522 $ 56,118,673 (20,994,123) $ (210,284,191)

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: March 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: March 24, 2025